CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Change in pension and postretirement benefit plans, tax benefit	$ 33.2	$ 2.2	$ 44.2
Change in unrealized loss on hedges, tax benefits	0.3	0.2	0.4
Change in unrealized gain on investments, tax provision	$ 0.09